Long Term Deposit (Details) - Schedule of Long Term Deposit	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Long Term Deposit [Abstract]
Rental deposit	$ 265,980	$ 34,058
Total	$ 265,980	$ 34,058